GOODWILL (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
GOODWILL
Total goodwill	$ 4,113,535	$ 4,100,682	$ 4,092,046
Argentina
GOODWILL
Total goodwill	4,084,213	4,078,210
Abroad
GOODWILL
Total goodwill	$ 29,322	$ 22,472